DISCONTINUED OPERATIONS AND ASSETS AND LIABILITIES HELD FOR SALE - Consolidated statement of loss (Details) - USD ($) $ in Millions		12 Months Ended
	May 06, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue		$ 5,183.3	$ 4,400.4	$ 3,571.2
Cost of goods sold		(2,311.5)	(2,092.3)	(1,785.2)
Gross profit		2,871.8	2,308.1	1,786.0
Impairment losses		1.9	2.4	201.7
Other operating income		31.3	11.2	11.4
Operating profit		470.8	302.5	50.6
Interest expense		67.6	15.8	(1.0)
Net finance cost		309.6	407.0	233.2
Income/(loss) before tax		161.2	(104.6)	(182.6)
Net income/(loss)		$ 0.0	$ 0.0	(21.8)
Suunto
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue				31.3
Cost of goods sold				(24.9)
Gross profit				6.4
Selling, general and administrative expenses				(24.1)
Impairment losses				0.0
Profit and loss on sale of divested businesses	$ (5.5)			(5.5)
Other operating income				1.1
Operating profit				(22.1)
Interest expense				(0.5)
Net finance cost				(0.5)
Income/(loss) before tax				(21.6)
Income tax expense				(0.2)
Net income/(loss)				$ (21.8)